FEDERATED HERMES MANAGED POOL SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 30, 2025

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MANAGED POOL SERIES (the “Registrant”)
Federated Hermes International Dividend Strategy Portfolio (the “Fund”)

1933 Act File No. 333-128884
1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 31, 2025, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectus and Statement of Additional Information contained in the Registration Statement for the Fund which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 87 on December 29, 2025.

If you have any questions on the enclosed material, please contact Mark Thompson at Mark.Thompson@FederatedHermes.com or (412) 288-4429.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary